Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Money market accounts	$ 1,476	$ 490
Warrants	517	435
Other receivables	17	24
Derivative financial asset held for hedging	100
Financial assets at fair value through earnings	2,010	949
Financial assets at fair value through other comprehensive income	46	29
Total assets	2,156	978
Liabilities
Forward exchange contracts		(7)
Contingent consideration	(3)	(3)
Financial liabilities at fair value through earnings	(3)	(10)
Derivatives used for hedging		(62)
Total liabilities	(3)	(72)
Level 1 [member]
Assets
Financial assets at fair value through earnings	0
Financial assets at fair value through other comprehensive income	27	2
Total assets	27	2
Level 2 [member]
Assets
Money market accounts	1,476	490
Derivative financial asset held for hedging	100
Financial assets at fair value through earnings	1,476	490
Financial assets at fair value through other comprehensive income	19	27
Total assets	1,595	517
Liabilities
Forward exchange contracts		(7)
Financial liabilities at fair value through earnings		(7)
Derivatives used for hedging		(62)
Total liabilities		(69)
Level 3 [member]
Assets
Warrants	517	435
Other receivables	17	24
Financial assets at fair value through earnings	534	459
Total assets	534	459
Liabilities
Contingent consideration	(3)	(3)
Financial liabilities at fair value through earnings	(3)	(3)
Derivatives used for hedging		0
Total liabilities	$ (3)	$ (3)